Segment Information (Schedule Of Sales By Product) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenue from External Customer [Line Items]
Net sales, Total	$ 2,044.7	$ 2,017.6	$ 2,061.5	$ 2,108.6	$ 1,907.4	$ 1,740.9	$ 1,801.5	$ 1,720.8	$ 8,232.4		$ 7,170.6		$ 5,120.7
Airbags And Associated Products [Member]
Revenue from External Customer [Line Items]
Net sales, Total									5,393.0	[1]	4,722.0	[1]	3,250.0	[1]
Seatbelts And Associated Products [Member]
Revenue from External Customer [Line Items]
Net sales, Total									2,679.0	[2]	2,364.0	[2]	1,822.0	[2]
Active Safety Products [Member]
Revenue from External Customer [Line Items]
Net sales, Total									$ 160.0		$ 85.0		$ 49.0

[1]	Includes sales of steering wheels, passive safety electronics, inflators and initiators.
[2]	Includes sales of seat components.